Finance results	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Finance results
20	Finance results
Accounting policy
Finance income comprises interest income on funds invested, dividend income, fair value gains on financial assets at fair value through profit or loss, gains on the remeasurement to fair value of any pre-existing
interest in an acquire in a business combination, gains on hedging instruments that are recognized in profit or loss and reclassifications of net gains previously recognized in other comprehensive income. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date that the Company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend
date.
Finance expense comprise interest expense on borrowings, unwinding of the discount on provisions and deferred consideration, dividends on preference shares classified as liabilities, fair value losses on financial assets at fair value through profit or loss and contingent consideration, impairment losses recognized on financial assets (other than trade receivables), losses on hedging instruments that are recognized in profit or loss and reclassifications of net losses previously recognized in other comprehensive income.

Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method. Foreign exchange gains and losses on financial assets and financial liabilities are reported on a net basis as financial income or financial cost, depending on whether the net foreign currency fluctuations result in a gain or loss position.
Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either finance income or finance cost depending on whether the net foreign currency fluctuations result in a gain or loss position.
Details of finance income and costs are as follows:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Cost of gross debt
Interest on debt	(1,626,911)	(1,595,140)	(1,774,523)
Monetary and exchange rate variation	(438,430)	(1,488,293)	(198,716)
Derivatives and fair value measurement	764,816	1,530,494	(34,073)
Amortization of borrowing costs	(56,397)	(54,007)	(38,594)
Finance and warranties on debt	(65,207)	(107,692)	(157,033)

	(1,422,129)	(1,714,638)	(2,202,939)
Income from financial investment and exchange rate in cash and cash equivalents	407,701	437,583	578,590

Cost of debt, net	(1,014,428)	(1,277,055)	(1,624,349)

Other charges and monetary variations
Interest on other receivables (i)	435,498	460,886	168,780
Interest on other liabilities	(302,620)	(87,499)	—
Monetary variation on leases and concessions agreements	(190,272)	(186,259)	(244,198)
Monetary variation on leases	(368,968)	(105,085)	(131,185)
Advances on real state credits	—	(5,091)	(20,171)
Interest on shareholders’ equity	(18,726)	(13,011)	(16,883)
Interest on contingencies and contracts	(222,617)	(227,825)	(511,081)
Bank charges and other	(196,230)	(94,505)	(351,627)
Exchange variation	(89,260)	(62,978)	(2,638)

	(953,195)	(321,367)	(1,109,003)

Finance results, net	(1,967,623)	(1,598,422)	(2,733,352)

Reconciliation
Finance expense	(3,690,578)	(2,836,763)	(3,687,335)
Finance income	974,604	1,032,158	870,750
Foreign exchange, net	(526,946)	(1,552,366)	(199,471)
Derivatives	1,275,297	1,758,549	282,704

Finance results, net	(1,967,623)	(1,598,422)	(2,733,352)

(i)	The main impact on this balance refers to the recognition of financial interest of tax extemporary credits (Note 6).